Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
April 30, 2023
T04-NPRT3-0623
1.9584808.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
BANKS – 32.1%
Diversified Banks – 23.3%
Bank of America Corp.	2,286,996	$ 66,963,243
Citigroup, Inc.	613,533	28,878,998
Comerica, Inc.	41,625	1,805,276
Fifth Third Bancorp	217,900	5,708,980
First Citizens BancShares, Inc. Class A	3,411	3,435,491
JPMorgan Chase & Co.	929,229	128,456,617
KeyCorp	295,850	3,331,271
The PNC Financial Services Group, Inc.	127,983	16,669,786
US Bancorp	447,176	15,329,193
Wells Fargo & Co.	1,206,449	47,956,348
		318,535,203
Regional Banks – 8.8%
1st Source Corp.	5,986	249,496
Amalgamated Financial Corp.	5,048	82,181
Amerant Bancorp, Inc.	8,379	155,849
Ameris Bancorp	21,771	729,329
Arrow Financial Corp.	5,766	124,488
Associated Banc-Corp.	49,288	878,805
Atlantic Union Bankshares Corp.	24,576	703,365
Axos Financial, Inc. (a)	17,537	713,230
Banc of California, Inc.	20,130	228,476
Bancfirst Corp.	5,761	460,246
Bank First Corp.	2,525	172,685
Bank of Hawaii Corp.	12,771	618,500
Bank of Marin Bancorp	6,038	106,450
Bank OZK	36,312	1,297,065
BankUnited, Inc.	24,507	552,633
Banner Corp.	8,650	431,808
Bar Harbor Bankshares	5,182	128,514
Berkshire Hills Bancorp, Inc.	14,288	303,906
BOK Financial Corp.	9,800	821,926
Bridgewater Bancshares, Inc. (a)	8,457	84,147
Brookline Bancorp, Inc.	17,341	165,433
Business First Bancshares, Inc.	8,000	123,360
Byline Bancorp, Inc.	7,977	154,355
Cadence Bank	53,613	1,084,055
Cambridge Bancorp	2,532	130,778
Camden National Corp.	5,036	160,900
Capital City Bank Group, Inc.	4,711	143,497
Capitol Federal Financial, Inc.	43,536	269,923
Cathay General Bancorp	22,663	722,270
Central Pacific Financial Corp.	5,914	93,914
Citizens Financial Group, Inc.	156,457	4,840,780
City Holding Co.	3,499	319,074
Coastal Financial Corp. (a)	3,543	128,434
Columbia Banking System, Inc.	66,404	1,418,389
Columbia Financial, Inc. (a)	12,316	206,662
Commerce Bancshares, Inc.	36,029	2,012,220

	Shares	Value

Community Bank System, Inc.	17,089	$ 853,766
Community Trust Bancorp, Inc.	5,342	192,365
ConnectOne Bancorp, Inc.	12,041	190,007
CrossFirst Bankshares, Inc. (a)	15,743	157,902
Cullen/Frost Bankers, Inc.	19,369	2,135,432
Customers Bancorp, Inc. (a)	9,786	213,726
CVB Financial Corp.	45,973	688,216
Dime Community Bancshares, Inc.	10,988	226,353
Eagle Bancorp, Inc.	8,114	203,661
East West Bancorp, Inc.	44,720	2,311,577
Eastern Bankshares, Inc.	51,380	598,577
Enterprise Financial Services Corp.	11,576	494,990
Equity Bancshares, Inc. Class A	4,517	106,375
Farmers National Banc Corp.	12,179	142,373
FB Financial Corp.	12,536	368,934
First Bancorp	11,831	364,158
First BanCorp	57,666	677,576
First Busey Corp.	18,279	332,312
First Commonwealth Financial Corp.	33,405	416,894
First Community Bankshares, Inc.	5,091	119,180
First Financial Bancorp	27,189	562,812
First Financial Bankshares, Inc.	43,079	1,260,492
First Financial Corp.	4,070	140,619
First Foundation, Inc.	17,731	111,528
First Hawaiian, Inc.	41,448	792,071
First Horizon Corp.	169,646	2,977,287
First Interstate Bancsystem, Inc. Class A	28,575	731,234
First Merchants Corp.	19,713	575,225
First Mid Bancshares, Inc.	6,781	178,747
First Republic Bank	57,873	203,134
Five Star Bancorp	3,069	65,247
Flushing Financial Corp.	10,556	126,989
FNB Corp.	113,329	1,301,017
Fulton Financial Corp.	55,375	660,624
German American Bancorp, Inc.	9,899	287,764
Glacier Bancorp, Inc.	35,402	1,176,408
Great Southern Bancorp, Inc.	3,361	171,008
Hancock Whitney Corp.	27,663	1,010,253
Hanmi Financial Corp.	5,332	86,165
Harborone Bancorp, Inc.	14,938	160,584
HBT Financial, Inc.	3,057	53,925
Heartland Financial USA, Inc.	14,291	465,315
Heritage Commerce Corp.	20,926	177,871
Heritage Financial Corp.	7,803	137,411
Hilltop Holdings, Inc.	16,984	526,844
Hingham Institution For Savings The	429	83,466
Home BancShares, Inc.	61,237	1,333,130
HomeStreet, Inc.	4,501	43,930
Hope Bancorp, Inc.	32,600	296,660
Horizon Bancorp, Inc.	13,616	143,376

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Huntington Bancshares, Inc.	456,898	$ 5,117,258
Independent Bank Corp.	7,100	126,522
Independent Bank Corp./MA	14,494	811,664
Independent Bank Group, Inc.	12,411	451,512
International Bancshares Corp.	18,210	777,021
Kearny Financial Corp.	20,347	158,503
Lakeland Bancorp, Inc.	20,565	294,902
Lakeland Financial Corp.	8,267	418,889
Live Oak Bancshares, Inc.	10,988	258,877
Luther Burbank Corp.	6,022	54,439
M&T Bank Corp.	54,886	6,904,659
Mercantile Bank Corp.	5,538	155,396
Metrocity Bankshares, Inc.	6,277	102,629
Metropolitan Bank Holding Corp. (a)	3,268	104,870
Mid Penn Bancorp, Inc.	4,425	100,094
Midland States Bancorp, Inc.	7,198	143,960
MidWestOne Financial Group, Inc.	5,048	104,494
National Bank Holdings Corp. Class A	10,144	322,579
NBT Bancorp, Inc.	11,425	368,342
New York Community Bancorp, Inc.	219,349	2,344,841
Nicolet Bankshares, Inc. (a)	4,493	257,494
Northfield Bancorp, Inc.	15,021	156,519
Northwest Bancshares, Inc.	31,074	363,255
OceanFirst Financial Corp.	19,504	312,064
OFG Bancorp	13,258	339,007
Old National Bancorp	94,966	1,273,494
Old Second Bancorp, Inc.	11,480	141,089
Origin Bancorp, Inc.	9,738	286,589
Pacific Premier Bancorp, Inc.	29,158	648,474
PacWest Bancorp	37,555	381,183
Park National Corp.	5,238	567,380
Pathward Financial, Inc.	7,428	330,769
Peapack-Gladstone Financial Corp.	5,909	156,943
Peoples Bancorp, Inc.	9,526	248,248
Pinnacle Financial Partners, Inc.	24,844	1,347,290
Popular, Inc.	23,284	1,397,273
Preferred Bank	2,171	104,382
Premier Financial Corp.	12,454	206,861
Prosperity Bancshares, Inc.	29,141	1,824,809
Provident Financial Services, Inc.	23,751	415,168
QCR Holdings, Inc.	5,323	220,372
Regions Financial Corp.	296,982	5,422,891
Renasant Corp.	15,826	445,027
Republic Bancorp, Inc. Class A	3,413	134,131
S&T Bancorp, Inc.	11,681	321,578
Sandy Spring Bancorp, Inc.	15,177	341,179
Seacoast Banking Corp. of Florida	20,936	464,570
ServisFirst Bancshares, Inc.	15,842	800,021

		Shares	Value

Simmons First National Corp. Class A		38,618	$ 645,307
SmartFinancial, Inc.		4,702	101,281
South Plains Financial, Inc.		3,370	69,186
Southern Missouri Bancorp, Inc.		2,332	84,605
Southside Bancshares, Inc.		10,457	331,801
SouthState Corp.		24,107	1,662,901
Stellar Bancorp, Inc.		14,246	326,803
Stock Yards Bancorp, Inc.		9,485	460,971
Synovus Financial Corp.		46,457	1,430,876
Texas Capital Bancshares, Inc. (a)		16,102	809,126
The Bancorp, Inc. (a)		16,179	516,272
The First Bancshares, Inc.		7,930	199,043
The First of Long Island Corp.		8,203	95,975
Tompkins Financial Corp.		4,295	251,773
Towne Bank		22,219	526,368
Trico Bancshares		9,679	346,605
Triumph Bancorp, Inc. (a)		7,205	374,372
Truist Financial Corp.		419,767	13,676,009
TrustCo Bank Corp.		4,098	122,284
Trustmark Corp.		19,034	454,722
UMB Financial Corp.		14,694	934,685
United Bankshares, Inc.		43,644	1,445,926
United Community Banks, Inc.		34,830	867,267
Univest Financial Corp.		10,084	202,890
Valley National Bancorp		140,336	1,316,352
Veritex Holdings, Inc.		16,888	290,642
Washington Federal, Inc.		21,487	602,496
Washington Trust Bancorp, Inc.		5,755	161,773
Webster Financial Corp.		55,061	2,053,775
WesBanco, Inc.		18,798	500,403
Westamerica BanCorp.		7,079	286,770
Western Alliance Bancorp		34,703	1,288,175
Wintrust Financial Corp.		19,522	1,334,719
WSFS Financial Corp.		19,826	697,280
Zions Bancorp NA		47,562	1,325,077
			121,276,674
TOTAL BANKS	439,811,877
CAPITAL MARKETS – 27.8%
Asset Management & Custody Banks – 9.2%
Affiliated Managers Group, Inc.		11,958	1,726,496
Ameriprise Financial, Inc.		33,717	10,287,731
Ares Management Corp. Class A		49,311	4,319,150
Artisan Partners Asset Management, Inc. Class A (a)		21,864	758,025
Assetmark Financial Holdings, Inc. (a)		6,930	212,612
BlackRock, Inc.		47,576	31,933,011
Blackstone, Inc. Class A		222,466	19,872,888
Blucora, Inc. (a)		11,405	289,345
Blue Owl Capital, Inc.		82,682	930,999
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
Brightsphere Investment Group, Inc.	10,988	$ 248,109
Cohen & Steers, Inc.	8,763	526,306
Diamond Hill Investment Group, Inc.	1,013	164,228
Federated Hermes, Inc.	26,859	1,111,694
Focus Financial Partners, Inc. Class A (a)	18,749	973,823
Franklin Resources, Inc.	94,676	2,544,891
Hamilton Lane, Inc. Class A	11,574	852,772
Invesco Ltd.	108,692	1,861,894
Janus Henderson Group PLC	45,293	1,175,353
KKR & Co., Inc.	177,425	9,415,945
Northern Trust Corp.	62,693	4,900,085
SEI Investments Co.	36,329	2,140,141
State Street Corp.	116,072	8,387,363
StepStone Group, Inc. Class A	15,521	341,928
T Rowe Price Group, Inc.	70,722	7,944,202
The Bank of New York Mellon Corp.	243,297	10,362,019
The Carlyle Group, Inc.	64,152	1,945,730
TPG, Inc.	12,180	352,855
Victory Capital Holdings, Inc. Class A	5,701	174,109
Virtus Investment Partners, Inc.	2,386	434,753
WisdomTree Investments, Inc.	37,147	231,797
		126,420,254
Financial Exchanges & Data – 9.7%
Cboe Global Markets, Inc.	33,524	4,683,303
CME Group, Inc.	113,929	21,164,590
Coinbase Global, Inc. Class A (a)	39,719	2,136,485
Donnelley Financial Solutions, Inc. (a)	8,612	372,469
FactSet Research Systems, Inc.	12,061	4,965,393
Intercontinental Exchange, Inc.	176,563	19,233,008
MarketAxess Holdings, Inc.	11,907	3,790,832
Moody's Corp.	52,241	16,357,702
Morningstar, Inc.	8,053	1,435,930
MSCI, Inc.	25,361	12,235,414
Nasdaq, Inc.	108,638	6,015,286
Open Lending Corp. Class A (a)	35,088	246,669
S&P Global, Inc.	105,476	38,243,488
Tradeweb Markets, Inc. Class A	35,138	2,474,067
		133,354,636
Investment Banking & Brokerage – 8.9%
B Riley Financial, Inc.	4,917	154,886
BGC Partners, Inc. Class A	98,993	448,438
Evercore, Inc. Class A	11,727	1,337,699
Freedom Holding Corp. (a)	5,505	420,747
Goldman Sachs Group, Inc.	107,266	36,839,435
Houlihan Lokey, Inc.	15,748	1,439,052
Interactive Brokers Group, Inc. Class A	30,876	2,403,697

		Shares	Value

Jefferies Financial Group, Inc.		58,181	$ 1,863,537
LPL Financial Holdings, Inc.		25,278	5,279,058
Moelis & Co. Class A		20,442	774,343
Morgan Stanley		402,062	36,173,518
Perella Weinberg Partners		12,983	102,566
Piper Sandler Cos.		5,633	762,934
PJT Partners, Inc. Class A		7,335	504,428
Raymond James Financial, Inc.		61,427	5,560,986
Stifel Financial Corp.		33,689	2,020,329
StoneX Group, Inc. (a)		5,475	536,933
The Charles Schwab Corp.		460,389	24,050,721
Virtu Financial, Inc. Class A		27,620	553,781
			121,227,088
TOTAL CAPITAL MARKETS	381,001,978
CONSUMER FINANCE – 5.1%
Consumer Finance – 5.1%
Ally Financial, Inc.		94,905	2,503,594
American Express Co.		201,070	32,440,634
Atlanticus Holdings Corp. (a)		1,579	46,044
Bread Financial Holdings, Inc.		3,086	85,174
Capital One Financial Corp.		120,702	11,744,305
Credit Acceptance Corp. (a)		2,060	1,008,370
Discover Financial Services		86,367	8,936,394
Encore Capital Group, Inc. (a)		7,457	383,141
Enova International, Inc. (a)		10,025	440,298
Ezcorp, Inc. Class A (a)		16,923	145,707
FirstCash Holdings, Inc.		12,481	1,285,917
Green Dot Corp. Class A (a)		15,723	270,278
LendingClub Corp. (a)		34,524	247,882
LendingTree, Inc. (a)		3,710	88,409
Navient Corp.		43,974	727,330
Nelnet, Inc. Class A		4,531	436,335
OneMain Holdings, Inc.		37,106	1,423,757
PRA Group, Inc. (a)		12,341	447,608
PROG Holdings, Inc. (a)		16,496	498,674
SLM Corp.		79,473	1,193,684
SoFi Technologies, Inc. (a)		191,276	1,191,650
Synchrony Financial		142,835	4,215,061
Upstart Holdings, Inc. (a)		23,468	326,205
World Acceptance Corp. (a)		1,109	111,898
TOTAL CONSUMER FINANCE	70,198,349
FINANCIAL SERVICES – 11.7%
Commercial & Residential Mortgage Finance – 0.7%
Enact Holdings, Inc.		10,955	264,454
Essent Group Ltd.		34,372	1,459,779
Federal Agricultural Mortgage Corp. Class C		2,983	397,604
Merchants Bancorp		5,483	127,206
MGIC Investment Corp.		94,288	1,402,062
Mr. Cooper Group, Inc. (a)		21,350	988,505
NMI Holdings, Inc. Class A (a)		25,859	605,101

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Commercial & Residential Mortgage Finance – continued
PennyMac Financial Services, Inc.		13,571	$ 848,052
Radian Group, Inc.		50,572	1,227,382
Rocket Cos., Inc. Class A		38,178	340,166
TFS Financial Corp.		18,584	223,751
UWM Holdings Corp.		27,620	165,720
Walker & Dunlop, Inc.		10,176	684,947
Waterstone Financial, Inc.		7,039	97,490
			8,832,219
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.		126,835	8,040,071
Equitable Holdings, Inc.		117,158	3,044,936
Jackson Financial, Inc. Class A		15,854	570,903
Voya Financial, Inc.		30,783	2,354,284
			14,010,194
Multi-Sector Holdings – 10.0%
Berkshire Hathaway, Inc. Class B (a)		412,491	135,523,918
Cannae Holdings, Inc. (a)		23,720	432,653
Compass Diversified Holdings		21,207	404,205
			136,360,776
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.		6,208	222,246
TOTAL FINANCIAL SERVICES	159,425,435
INSURANCE – 21.8%
Insurance Brokers – 5.8%
Aon PLC Class A		65,463	21,287,258
Arthur J Gallagher & Co.		66,573	13,851,178
Brown & Brown, Inc.		76,192	4,906,003
BRP Group, Inc. Class A (a)		19,795	498,636
Goosehead Insurance, Inc. Class A (a)		6,398	367,885
Hagerty, Inc. Class A (a)		7,620	76,276
Hippo Holdings, Inc. (a)		4,107	74,912
Marsh & McLennan Cos., Inc.		156,917	28,274,874
Ryan Specialty Holdings, Inc. (a)		26,546	1,084,670
Willis Towers Watson PLC		34,268	7,936,469
			78,358,161
Life & Health Insurance – 4.0%
Aflac, Inc.		186,631	13,036,175
American Equity Investment Life Holding Co.		23,338	899,447
Brighthouse Financial, Inc. (a)		22,581	998,080
CNO Financial Group, Inc.		37,236	835,576
Genworth Financial, Inc. Class A (a)		161,860	940,407
Globe Life, Inc.		29,491	3,200,363
Lincoln National Corp.		53,999	1,173,398
MetLife, Inc.		211,465	12,969,149
National Western Life Group, Inc. Class A		797	203,219
Oscar Health, Inc. Class A (a)		13,966	93,991

	Shares	Value

Primerica, Inc.	11,624	$ 2,121,496
Principal Financial Group, Inc.	77,386	5,779,960
Prudential Financial, Inc.	116,583	10,142,721
Unum Group	62,992	2,658,263
		55,052,245
Multi-line Insurance – 1.6%
American International Group, Inc.	235,363	12,483,654
Assurant, Inc.	17,109	2,106,631
Horace Mann Educators Corp.	10,908	341,202
The Hartford Financial Services Group, Inc.	100,479	7,133,004
		22,064,491
Property & Casualty Insurance – 9.5%
Ambac Financial Group, Inc. (a)	14,190	226,331
American Financial Group, Inc.	23,612	2,897,901
AMERISAFE, Inc.	6,281	349,538
Arch Capital Group Ltd. (a)	116,799	8,768,101
Argo Group International Holdings Ltd.	11,101	326,480
Assured Guaranty Ltd.	18,268	984,097
Axis Capital Holdings Ltd.	25,925	1,465,799
Chubb Ltd.	131,587	26,522,676
Cincinnati Financial Corp.	47,242	5,028,438
Donegal Group, Inc. Class A	5,650	79,552
Employers Holdings, Inc.	6,139	243,043
Erie Indemnity Co. Class A	8,032	1,745,595
Fidelity National Financial, Inc.	83,616	2,967,532
First American Financial Corp.	33,487	1,929,186
HCI Group, Inc.	2,490	126,143
James River Group Holdings Ltd.	12,481	243,005
Kemper Corp.	20,388	991,876
Kinsale Capital Group, Inc.	6,911	2,257,893
Lemonade, Inc. (a)	14,584	158,091
Loews Corp.	64,784	3,729,615
Markel Corp. (a)	4,266	5,838,149
MBIA, Inc. (a)	15,587	156,805
Mercury General Corp.	9,147	278,160
Old Republic International Corp.	92,215	2,330,273
Palomar Holdings, Inc. (a)	8,018	402,985
ProAssurance Corp.	13,572	243,753
RLI Corp.	12,941	1,799,446
Safety Insurance Group, Inc.	3,885	283,955
Selective Insurance Group, Inc.	19,143	1,844,045
Stewart Information Services Corp.	7,616	317,206
The Allstate Corp.	84,089	9,734,143
The Hanover Insurance Group, Inc.	11,358	1,357,962
The Progressive Corp.	185,308	25,276,011
The Travelers Cos., Inc.	74,498	13,494,568
Tiptree, Inc.	6,627	91,254
Trupanion, Inc. (a)	11,006	386,421
United Fire Group, Inc.	7,239	194,729
Universal Insurance Holdings, Inc.	8,695	134,077
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
White Mountains Insurance Group Ltd.		824	$1,180,083
WR Berkley Corp.		67,318	3,966,377
			130,351,294
Reinsurance – 0.9%
Enstar Group Ltd. (a)		3,551	854,371
Everest Re Group Ltd.		12,367	4,674,726
Reinsurance Group of America, Inc.		21,176	3,013,768
RenaissanceRe Holdings Ltd.		13,801	2,972,873
SiriusPoint Ltd. (a)		28,122	244,380
			11,760,118
TOTAL INSURANCE	297,586,309
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.1%
Mortgage REITs – 1.1%
AGNC Investment Corp.		180,754	1,791,272
Annaly Capital Management, Inc.		148,220	2,961,436
Apollo Commercial Real Estate Finance, Inc.		42,941	434,563
Arbor Realty Trust, Inc.		50,002	573,523
Ares Commercial Real Estate Corp.		17,413	149,926
ARMOUR Residential REIT, Inc.		42,049	214,450
Blackstone Mortgage Trust, Inc. Class A		52,010	948,662
BrightSpire Capital, Inc.		41,207	234,880
Broadmark Realty Capital, Inc.		43,609	214,120
Chimera Investment Corp.		74,050	420,604
Claros Mortgage Trust, Inc.		24,253	290,066
Dynex Capital, Inc.		14,393	170,701
Ellington Financial, Inc.		18,167	231,993
Franklin BSP Realty Trust, Inc.		25,832	326,258
Granite Point Mortgage Trust, Inc.		16,928	75,668
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		28,638	812,746
Invesco Mortgage Capital, Inc.		11,727	124,424

		Shares	Value

KKR Real Estate Finance Trust, Inc.		16,739	$ 179,777
Ladder Capital Corp.		36,999	345,941
MFA Financial, Inc.		30,378	324,741
New York Mortgage Trust, Inc.		29,276	300,957
PennyMac Mortgage Investment Trust		28,649	356,107
Ready Capital Corp.		31,703	340,173
Redwood Trust, Inc.		36,985	232,266
Rithm Capital Corp.		151,502	1,236,256
Starwood Property Trust, Inc.		99,989	1,788,803
TPG RE Finance Trust, Inc.		18,034	128,582
Two Harbors Investment Corp.		30,332	422,525
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	15,631,420
TOTAL COMMON STOCKS (Cost $1,384,888,887)			1,363,655,368
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $2,309,001)		2,309,000	2,309,000
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $1,387,197,888)	1,365,964,368
NET OTHER ASSETS (LIABILITIES) (c) – 0.2%	2,671,375
NET ASSETS – 100.0%	$1,368,635,743

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $345,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	42	June 2023	4,312,350	$ 160,761	$ 160,761
CME E-mini Russell 2000 Index Contracts (United States)	6	June 2023	532,440	1,006	1,006
Total Equity Index Contracts					$ 161,767
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
Quarterly Report	6

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8